INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9: -	INTANGIBLE ASSETS, NET

a.	The following table shows the Company's intangible assets for the periods presented:

	Weighted Average Useful life	December 31,
	(Years)	2021	2020
Original Cost:

Technology	3.8	$9,111	$9,111
Backlog	2.8	1,877	1,877
Customer relationships	4.4	3,592	3,592
Software license	5	1,651	-
IP R&D	6	3,659	3,659

		$19,890	$18,239
Accumulated amortization:

Technology		$9,111	$9,111
Backlog		1,877	1,877
Customer relationships		3,592	3,592
Software license		330	-
IP R&D		1,525	915

		$16,435	$15,495

Amortized cost		$3,455	$2,744

b.	Amortization expense for the years ended December 31, 2021, 2020 and 2019 were $940, $610 and $1,607, respectively.

c.	Estimated amortization expense for the years ending:

Year ending December 31,

2022	$940
2023	940
2024	940
Thereafter	635

Total	$3,455